Events after Reporting Period	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Events after Reporting Period
41.	Events after Reporting Period
As novel Coronavirus
(COVID-19)
announced pandemic by WHO
(World Health Organization)

continues to spread adversely affect
ing
the global economy and financial markets around the world, the Group is taking a variety of measures to ensure the availability of its critical infrastructure, promote the safety of the Group’s employees and support the communities. The ongoing pandemic of
COVID-19
and the recurrence of other infectious disease, may adversely affect financial condition or operational results.
To reduce and stop the spread of
COVID-19,
public and private organizations have announced policies and initiatives such as travel restrictions, social distancing, work-from-home and online education/training by companies and institutions, that could influence the Group’s operations and ways customers use the Group’s networks and other products and services.
In addition,
COVID-19
has influenced, and could continue to influence, the demand for products and services, the ways in which customers use products and services and suppliers’ and vendors’ ability to provide products and services to us.
At this time the Group is not able to estimate the impact of
COVID-19
on the financial or operational results. If
COVID-19
or other types of infectious diseases cannot be effectively contained, the Group’s financial condition or operational results may be adversely affected.